SIGNIFICANT ACCOUNTING POLICIES - Changes to opening balances of current assets resulting from adoption of new guidance (Details)	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 01, 2018 USD ($)	Jul. 01, 2018 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Inventories		¥ 6,758,841		$ 185,024	¥ 1,270,523
Other receivables		5,360,953		825,070	5,665,593
Purchase advances		12,654,546		195,663	1,343,576
Contract assets		0		674,833	4,633,940
Total current assets		100,834,569		$ 14,245,978	¥ 97,824,268
Cost-method Investments, Other than Temporary Impairment	$ 580,000	4,037,736	¥ 0
Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract assets						$ 2,057,968	¥ 14,131,653
Total current assets						$ 2,057,968	¥ 14,131,653
June 30, 2018 | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Inventories		7,972,115
Other receivables		824,709
Purchase advances		5,334,829
Total current assets		14,131,653
Impact of Adoption | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Inventories		(7,972,115)
Other receivables		(824,709)
Purchase advances		(5,334,829)
Contract assets		¥ 14,131,653